Bank Loans and Restricted Time Deposits	12 Months Ended
Dec. 31, 2012
BANK LOANS AND RESTRICTED TIME DEPOSITS [Abstract]
Bank Loans and Restricted Time Deposits

7. BANK LOANS AND RESTRICTED TIME DEPOSITS

For the year ended December 31, 2012, the Company drew down bridge loans from the offshore branches of certain banks for the purposes of expediting the payment of a special one-time cash dividend to its shareholders and providing working capital to support its overseas operations. All of these bridge loans were secured by an equivalent or greater amount of RMB deposits by the Company in the onshore branches of such banks. As of December 31, 2012, the total amount of the loans was $239.4 million, of which $140.0 million carried a floating rate of interest based on the London Inter-Bank Offered Rate (“LIBOR”) and $99.4 million carried a fixed rate of interest. $113.0 million is repayable in second half of 2013 and $126.4 million is repayable in second half of 2014.

For the year ended December 31, 2012, interest income from the restricted time deposits securing the loans was $4.1 million, and interest expense on the bank loans was $2.1 million.